Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Repurchase Agreement [Abstract]
Repurchase agreements

	2012	2011	2010
Average balance during the year	$11,604	$9,071	$8,032
Average interest rate during the year	0.15%	0.15%	0.15%
Maximum month-end balance during the year	$18,633	$11,114	$12,083
Weighted average rate at year-end	0.15%	0.15%	0.15%